Label	Element	Value
MARKET VECTORS AFRICA INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137360_SupplementTextBlock

SUPPLEMENT DATED JULY 18, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Summary—Principal Risks of Investing in the Fund” for the Market Vectors Africa Index ETF is revised by replacing the “Index Tracking Risk” with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Africa Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Africa Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Africa Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Africa Index, the Fund’s return may deviate significantly from the return of the Africa Index. In addition, the Fund may not be able to invest in certain securities included in the Africa Index, or invest in them in the exact proportions they represent of the Africa Index, due to legal restrictions or limitations imposed by the governments of certain African countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. In addition, the Fund maintains a tax reserve as a provision for Egyptian taxes while the Africa Index does not. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Africa Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Africa Index is not based on fair value prices), the Fund’s ability to track the Africa Index may be adversely affected. In light of the above factors, including the maintenance of a tax reserve as a provision for Egyptian taxes, as discussed above, the Fund’s return may deviate significantly from the return of the Africa Index.

Risk/Return [Heading]	rr_RiskReturnHeading	MARKET VECTORS AFRICA INDEX ETF